TEMPORARY EQUITY AND STOCKHOLDERS’ DEFICIT (Shares Reserved) (Details) - shares	Dec. 31, 2021	Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Options outstanding	11,302,275	13,204,528
Options available for future option grants	208,704	1,548,562
Total	11,510,979	14,753,090